Commitments and Contingencies	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Notes to Financial Statements
NOTE 11 - Commitments and Contingencies

NOTE 8 – Commitments and Contingencies

In September 2020, the Company, through its wholly owned subsidiaries, SolarWindow Asia (USA) Corp. and SolarWindow Asia Co., Ltd., entered a lease for office space in South Korea. The lease has a term of one year from September 23, 2020 through September 23, 2021 with monthly payments of approximately $1,200.

During 2019 the Company made payments totaling $1,292,655 towards the purchase of manufacturing equipment with an estimated total cost of $1,803,000. The remaining $510,345 will be paid upon the completion of the equipment once the final specifications have been determined pending optimization of the Company’s product iteration specific to this equipment. For additional information, see “Note 3 – Property and Equipment” located in the footnotes to our financial statements.

COVID-19

In December 2019, an outbreak of the COVID-19 virus was reported in Wuhan, China. On March 11, 2020, the World Health Organization declared the COVID-19 virus a global pandemic and on March 13, 2020, President Donald J. Trump declared the virus a national emergency in the United States. This highly contagious disease has spread to most of the countries in the world and throughout the United States, creating a serious impact on customers, workforces and suppliers, disrupting economies and financial markets, and potentially leading to a world-wide economic downturn. It has caused a disruption of the normal operations of many businesses, including the temporary closure or scale-back of business operations and/or the imposition of either quarantine or remote work or meeting requirements for employees, either by government order or on a voluntary basis. The pandemic may adversely affect our operations, our employees and our employee productivity. It may also impact the ability of our subcontractors, partners, and suppliers to operate and fulfill their contractual obligations, and result in an increase in costs, delays or disruptions in performance. Our employees are working remotely and using various technologies to perform their functions. In reaction to the spread of COVID-19 in the United States, many businesses have instituted social distancing policies, including the closure of offices and worksites and deferring planned business activity. The disruption and volatility in the global and domestic capital markets may increase the cost of capital and limit our ability to access capital. Both the health and economic aspects of the COVID-19 virus are highly fluid and the future course of each is uncertain. For these reasons and other reasons that may come to light if the coronavirus pandemic and associated protective or preventative measures expand, we may experience a material adverse effect on our business operations, revenues and financial condition; however, its ultimate impact is highly uncertain and subject to change.

NOTE 11 – Commitments and Contingencies

The Company entered into an operating lease for office space with a term from May 1, 2019 through May 1, 2022 with monthly rent due of $2,200 for the first two years and $2,266 during year three. For additional information, see “Note 8 – Lease” located in the footnotes to our financial statements.

In September 2020, the Company, through its wholly owned subsidiaries, SolarWindow Asia (USA) Corp. and SolarWindow Asia Co., Ltd., entered a lease for office space in South Korea. The lease has a term of one year from September 23, 2020 through September 23, 2021 with monthly payments of approximately $1,200.

During 2019 the Company made payments totaling $1,292,655 towards the purchase of manufacturing equipment with an estimated total cost of $1,803,000. The remaining $510,345 will be paid upon the completion of the equipment once the final specifications have been determined pending optimization of the Company’s product iteration specific to this equipment. For additional information, see “Note 3 – Equipment” located in the footnotes to our financial statements.

COVID-19

In December 2019, an outbreak of the COVID-19 virus was reported in Wuhan, China. On March 11, 2020, the World Health Organization declared the COVID-19 virus a global pandemic and on March 13, 2020, President Donald J. Trump declared the virus a national emergency in the United States. This highly contagious disease has spread to most of the countries in the world and throughout the United States, creating a serious impact on customers, workforces and suppliers, disrupting economies and financial markets, and potentially leading to a world-wide economic downturn. It has caused a disruption of the normal operations of many businesses, including the temporary closure or scale-back of business operations and/or the imposition of either quarantine or remote work or meeting requirements for employees, either by government order or on a voluntary basis. The pandemic may adversely affect our operations, our employees and our employee productivity. It may also impact the ability of our subcontractors, partners, and suppliers to operate and fulfill their contractual obligations, and result in an increase in costs, delays or disruptions in performance. Our employees are working remotely and using various technologies to perform their functions. In reaction to the spread of COVID-19 in the United States, many businesses have instituted social distancing policies, including the closure of offices and worksites and deferring planned business activity. The disruption and volatility in the global and domestic capital markets may increase the cost of capital and limit our ability to access capital. Both the health and economic aspects of the COVID-19 virus are highly fluid and the future course of each is uncertain. For these reasons and other reasons that may come to light if the coronavirus pandemic and associated protective or preventative measures expand, we may experience a material adverse effect on our business operations, revenues and financial condition; however, its ultimate impact is highly uncertain and subject to change.